Details grants Materialise cash settled (Detail) - Materialise cash settled share based payment plan [member] - EUR (€)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of details grants materialise cash settled [line items]
Return dividend	0.00%	0.00%	0.00%
Expected volatility	49.00%	50.00%	47.00%
Risk-free interest rate	0.73%	0.55%	0.98%
Expected life	2.25	3.25	4.25
Exercise price	€ 8.81	€ 8.81	€ 8.81
Stock price	10.61	7.3	6.48
Fair value SAR	€ 3.85	€ 2.17	€ 1.87